UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

ITEM 1.    SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE MID CORE PORTFOLIO
FORM N-Q
JULY 31, 2008

Legg Mason Partners Variable Mid Cap Core Portfolio

Schedule of Investments (unaudited)	July 31, 2008

Shares	Security	Value

COMMON STOCKS — 92.8%
CONSUMER DISCRETIONARY — 11.8%
Auto Components — 1.5%
33,500	BorgWarner Inc.	$1,350,720

Household Durables — 5.0%
27,900	Mohawk Industries Inc. *	1,645,263
98,000	Tempur-Pedic International Inc.	920,220
90,700	Toll Brothers Inc. *	1,822,163

	Total Household Durables	4,387,646

Leisure Equipment & Products — 1.1%
400,000	Li Ning Co., Ltd.	973,735

Media — 0.7%
75,000	Warner Music Group Corp.	625,500

Specialty Retail — 3.5%
83,300	American Eagle Outfitters Inc.	1,166,200
35,300	Sherwin-Williams Co.	1,879,725

	Total Specialty Retail	3,045,925

	TOTAL CONSUMER DISCRETIONARY	10,383,526

CONSUMER STAPLES — 2.2%
Food & Staples Retailing — 2.2%
77,500	Casey’s General Stores Inc.	1,906,500

ENERGY — 10.4%
Energy Equipment & Services — 5.0%
7,900	Diamond Offshore Drilling Inc.	942,470
117,600	ION Geophysical Corp. *	1,878,072
19,600	Nabors Industries Ltd. *	714,616
22,100	Weatherford International Ltd. *	833,833

	Total Energy Equipment & Services	4,368,991

Oil, Gas & Consumable Fuels — 5.4%
24,500	Comstock Resources Inc. *	1,494,745
44,100	El Paso Corp.	790,713
34,300	Newfield Exploration Co. *	1,680,014
17,200	SandRidge Energy Inc. *	840,908

	Total Oil, Gas & Consumable Fuels	4,806,380

	TOTAL ENERGY	9,175,371

FINANCIALS — 10.5%
Capital Markets — 3.9%
25,500	AllianceBernstein Holding LP *	1,324,725
60,700	Highlands Acquisition Corp. *	562,993
67,200	Invesco Ltd.	1,565,088

	Total Capital Markets	3,452,806

Insurance — 3.2%
27,000	Allied World Assurance Holdings Ltd.	1,123,470
21,600	PartnerRe Ltd.	1,518,912
72,940	Security Capital Assurance Ltd.	138,586

	Total Insurance	2,780,968

Real Estate Investment Trusts (REITs) — 0.5%
49,000	Mission West Properties	485,100

Thrifts & Mortgage Finance — 2.9%
78,400	Hudson City Bancorp Inc.	1,431,584
63,700	People’s United Financial Inc.	1,081,626

	Total Thrifts & Mortgage Finance	2,513,210

	TOTAL FINANCIALS	9,232,084

See Notes to Schedule of Investments.

Legg Mason Partners Variable Mid Cap Core Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Shares	Security	Value

HEALTH CARE — 14.0%
Biotechnology — 4.6%
44,000	ImClone Systems Inc. *	$2,812,920
35,300	Vertex Pharmaceuticals Inc. *	1,217,850

	Total Biotechnology	4,030,770

Health Care Providers & Services — 6.2%
46,600	Magellan Health Services Inc. *	1,945,550
46,600	Patterson Cos. Inc. *	1,455,318
43,100	Pediatrix Medical Group Inc. *	2,096,815

	Total Health Care Providers & Services	5,497,683

Life Sciences Tools & Services — 0.5%
22,000	WuXi PharmaTech Cayman Inc., ADR *	398,640

Pharmaceuticals — 2.7%
47,000	Elan Corp. PLC, ADR *	942,350
29,400	Shire Ltd., ADR	1,479,996

	Total Pharmaceuticals	2,422,346

	TOTAL HEALTH CARE	12,349,439

INDUSTRIALS — 18.1%
Aerospace & Defense — 2.0%
17,600	L-3 Communications Holdings Inc.	1,736,944

Commercial Services & Supplies — 3.5%
60,800	Monster Worldwide Inc. *	1,078,592
76,000	R.R. Donnelley & Sons Co.	2,029,200

	Total Commercial Services & Supplies	3,107,792

Construction & Engineering — 4.2%
58,800	Quanta Services Inc. *	1,815,744
32,600	Shaw Group Inc. *	1,884,280

	Total Construction & Engineering	3,700,024

Electrical Equipment — 1.7%
35,300	Thomas & Betts Corp. *	1,460,714

Machinery — 4.6%
20,100	AGCO Corp. *	1,202,985
30,000	Dover Corp.	1,488,900
22,100	Parker Hannifin Corp.	1,363,128

	Total Machinery	4,055,013

Trading Companies & Distributors — 2.1%
50,470	WESCO International Inc. *	1,900,195

	TOTAL INDUSTRIALS	15,960,682

INFORMATION TECHNOLOGY — 15.5%
Communications Equipment — 1.8%
103,700	Comverse Technology Inc. *	1,553,426

Computers & Peripherals — 1.8%
245,100	Palm Inc.	1,612,758

Internet Software & Services — 3.3%
43,600	Digital River Inc. *	1,739,204
36,800	VeriSign Inc. *	1,197,472

	Total Internet Software & Services	2,936,676

IT Services — 1.4%
34,300	Fidelity National Information Services Inc.	649,985
17,150	Lender Processing Services Inc. *	571,952

	Total IT Services	1,221,937

See Notes to Schedule of Investments.

Legg Mason Partners Variable Mid Cap Core Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 2.5%
35,600	Lam Research Corp. *	$1,170,884
150,000	LSI Corp. *	1,041,000

	Total Semiconductors & Semiconductor Equipment	2,211,884

Software — 4.7%
41,700	Autodesk Inc. *	1,329,813
102,900	Check Point Software Technologies Ltd. *	2,349,207
14,500	MICROS Systems Inc. *	459,360

	Total Software	4,138,380

	TOTAL INFORMATION TECHNOLOGY	13,675,061

MATERIALS — 3.4%
Chemicals — 3.4%
34,500	Celanese Corp.	1,329,285
31,400	Cytec Industries Inc.	1,697,484

	TOTAL MATERIALS	3,026,769

UTILITIES — 6.9%
Electric Utilities — 1.6%
28,500	Allegheny Energy Inc.	1,379,400

Independent Power Producers & Energy Traders — 1.9%
46,550	NRG Energy Inc. *	1,689,300

Multi-Utilities — 3.4%
98,000	CenterPoint Energy Inc.	1,545,460
25,900	Sempra Energy	1,454,544

	Total Multi-Utilities	3,000,004

	TOTAL UTILITIES	6,068,704

	TOTAL COMMON STOCKS
	(Cost — $82,674,224)	81,778,136

WARRANT — 0.0%
Capital Markets — 0.0%
60,700	Highlands Acquisition Corp., Expires 10/3/12*
	(Cost — $49,288)	20,638

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $82,723,512)	81,798,774

Face
Amount

SHORT-TERM INVESTMENT — 6.9%
Repurchase Agreement — 6.9%
$6,053,000
Interest in $795,846,000 joint tri-party repurchase agreement dated 7/31/08 with Deutsche Bank Securities Inc., 2.180% due 8/1/08; Proceeds at maturity — $6,053,367; (Fully collateralized by various U.S. government agency obligations, 3.165% to 3.500% due 3/5/10 to 6/23/10; Market value — $6,174,064)

	(Cost — $6,053,000)	6,053,000

	TOTAL INVESTMENTS — 99.7% (Cost — $88,776,512#)	87,851,774
	Other Assets in Excess of Liabilities — 0.3%	228,705

	TOTAL NET ASSETS — 100.0%	$88,080,479

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Mid Cap Core Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”) as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pensions or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,838,679
Gross unrealized depreciation	(11,763,417)

Net unrealized depreciation	$(924,738)

3. Recent Accounting Pronouncements
On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.
* * *
In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 29, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 29, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: September 29, 2008